Bank Borrowings - Additional Information (Detail) ¥ in Millions	Jun. 26, 2019	Dec. 20, 2018	Dec. 14, 2018 USD ($)	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 24, 2018	Jun. 22, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Dec. 18, 2017 USD ($)	Nov. 17, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Dec. 23, 2016 USD ($)	Jun. 24, 2016	Jun. 24, 2015	Jun. 22, 2015 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Oct. 23, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jun. 22, 2018 CNY (¥)	Jan. 05, 2018 CNY (¥)	Dec. 18, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 23, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Jun. 22, 2015 CNY (¥)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 15,081,000								$ 14,900,000																	¥ 300.0
Line of credit facility, current borrowing																		$ 15,577,000														¥ 103.6
Line of credit facility, interest rate						2.395%				2.91%	2.82%				1.997%			3.625%
Line of credit facility, effective period										12 months	12 months				12 months		3 years
Term deposit used as collateral															$ 1,738,000														¥ 11.6	$ 15,577,000	¥ 103.6
Line of Credit Facility, Expiration Date					Jun. 26, 2019
Line of credit facility, maximum borrowing capacity										$ 15,200,000	$ 20,100,000				15,000,000
Long term bank borrowing, fair value					$ 12,464,000																							$ 19,930,000
Bank borrowing, fair value					50,547,000																							$ 29,947,000
Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, interest rate		3.99%	3.49%
Repaid amount			$ 15,100,000	$ 5,000,000
Scenario, Forecast
Debt Instrument [Line Items]
Line of credit facility, interest rate	3.437%
Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					35,300,000		15,081,000					$ 40,000,000
Line of credit facility, effective period												1 year
Term Loan | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																							$ 48,300,000
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Debt Instrument [Line Items]
Term deposit used as collateral							$ 526,000			$ 15,301,000	$ 20,246,000				$ 17,540,000										¥ 3.6	¥ 101.8	¥ 134.7		¥ 116.7
Line of Credit Facility, Expiration Date							Jun. 25, 2019
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Debt Instrument [Line Items]
Line of credit facility, interest rate																3.00%
Term deposit used as collateral					$ 51,736,000																			¥ 355.3
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date													Jul. 20, 2020	Jul. 20, 2020
Repaid amount								$ 6,843,000	¥ 47.0
Line of credit facility, maximum borrowing capacity													$ 19,307,000	¥ 132.6
Equity interest percentage													80.00%	80.00%
Line of Credit Facility, Initiation Date													Jul. 21, 2017	Jul. 21, 2017
Term loan agreement interest rate													11.00%	11.00%
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | Scenario, Forecast
Debt Instrument [Line Items]
Long term bank borrowing, fair value																			$ 12,027,000	¥ 82.6	$ 437,000	¥ 3.0